Document and Entity Information	Feb. 28, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	BECTON DICKINSON & CO
Amendment Flag	false
Entity Central Index Key	0000010795
Document Type	8-K
Document Period End Date	Feb. 28, 2022
Entity Incorporation State Country Code	NJ
Entity File Number	001-4802
Entity Tax Identification Number	22-0760120
Entity Address, Address Line One	1 Becton Drive
Entity Address, City or Town	Franklin Lakes
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07417-1880
City Area Code	(201)
Local Phone Number	847-6800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $1.00
Trading Symbol	BDX
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/20th interest in a share of 6.00% Mandatory Convertible Preferred Stock, Series B
Trading Symbol	BDXB
Security Exchange Name	NYSE
Notes 1.000due December 152022 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Notes due December 15, 2022
Trading Symbol	BDX22A
Security Exchange Name	NYSE
Notes 1.900due December 152026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.900% Notes due December 15, 2026
Trading Symbol	BDX26
Security Exchange Name	NYSE
Notes 1.401due May 242023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.401% Notes due May 24, 2023
Trading Symbol	BDX23A
Security Exchange Name	NYSE
Notes 3.020due May 242025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.020% Notes due May 24, 2025
Trading Symbol	BDX25
Security Exchange Name	NYSE
Notes 0.632due June 42023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.632% Notes due June 4, 2023
Trading Symbol	BDX/23A
Security Exchange Name	NYSE
Notes 1.208due June 42026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.208% Notes due June 4, 2026
Trading Symbol	BDX/26A
Security Exchange Name	NYSE
Notes 1213 Due February 162036 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.213% Notes due February 12, 2036
Trading Symbol	BDX/36
Security Exchange Name	NYSE
Notes 0000 Due August 132023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.000% Notes due August 13, 2023
Trading Symbol	BDX23B
Security Exchange Name	NYSE
Notes 0034 Due August 132025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.034% Notes due August 13, 2025
Trading Symbol	BDX25A
Security Exchange Name	NYSE